Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended		12 Months Ended
	Aug. 20, 2026	Aug. 19, 2026	Aug. 10, 2026	Jul. 01, 2026	Mar. 03, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 10, 2025
Subsequent Events [Line Items]
Commitment fee									$ 108
Ordinary shares, issued						22,800,887,584		13,872,899,584
Ordinary shares, outstanding						22,800,887,584		13,872,899,584
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued						49,928,000	2,288,880,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate amount			$ 88
Cash			$ 39
Sale of ADS			35,264
Commitment fee			$ 49
Shares issued		40,000
Ordinary shares, issued	27,103,220,000
Ordinary shares, outstanding	27,103,220,000
Forecast [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued		4,000
ADSs [Member]
Subsequent Events [Line Items]
Shares issued		1			2,878			220,000,000
ADSs [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued	677,581	1
Shares conversion	40,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate pre-funded warrant				72,300
Exercise price				$ 0.001
Issuance of shares				72,300